SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Parent Company's revenues are generated in NIS, U.S. dollars and Euros. In addition, most of the Parent Company's costs are incurred in NIS. The Parent Company's management believes that the NIS is the primary currency of the economic environment in which the Parent Company operates.

In accordance with U.S. Securities and Exchange Commission Regulation S-X, Rule 3-20, the Company has determined its reporting currency to be the U. S. dollar. The measurement process of Rule 3-20 is conceptually consistent with that of ASC 830.

 Therefore, the functional currency of the Company is the NIS and its reporting currency is the U.S. dollar. The functional currency of the Company's foreign subsidiaries is the local currency in which each subsidiary operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

After the measurement process is complete the financial statements are translated into the reporting currency, which is the U.S. dollar, using the current rate method. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Starting January 1, 2009, changes in the Parent Company's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320 Investments - Debt and Equity Securities. Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. The debt securities are classified as "available-for-sale" since the Company does not have the intent to hold the securities to maturity, and are stated at fair value. Available-for-sale securities are carried at fair value with unrealized gains and losses reported net of tax in accumulated "other comprehensive income" as a separate component of shareholders equity. Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary.

The Company sold all its remaining securities in 2009.

f.	Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year, and are presented at their cost.

A bank deposit with a maturity of more than one year is included in long-term bank deposits, and presented at cost.

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "first-in, first-out" method.

Work in progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect cost, representing allocable operating overhead expenses and manufacturing costs.

During 2009, 2010 and 2011, the Company recorded inventory write-offs from continued operations in the amounts of $ 1,391, $ 309 and $ 960, respectively. Such write-offs were included in cost of revenues.

h.	Long-term trade receivables:

Long-term trade and other receivables with long term payment terms are recorded at their estimated present values.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

j.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350 "Intangibles - Goodwill and Other." Intangible assets were amortized based on the straight line method.

Know-how is amortized over five to ten years, patents are amortized over a period of ten years and technology is amortized over eight years.

k.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. In 2009, 2010 and 2011, the Company did not record any impairment charges attributable to long-lived assets.

Effective 2009, as required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that market place participants would consider in determining the fair value of its long lived assets (including finite lived intangible assets).

l.	Goodwill:

Goodwill has been recorded as a result of past acquisitions and represents excess of the costs over the net fair value of the assets of the businesses acquired.

Goodwill is allocated to one reporting unit within the Perimeter Products segment.

The Company follows ASC 350, "Intangibles - Goodwill and Other."

ASC 350 requires goodwill to be tested for impairment, at the reporting unit level, at least annually or between annual tests in certain circumstances, and written down when impaired, rather than being amortized. The Company performs its goodwill annual impairment test at December 31 of each year, or more often if indicators of impairment are present.

ASC 350 prescribes a two phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value is determined using discounted cash flows, based on the income approach, as the Company believes that this approach best approximates the reporting unit's fair value at this time. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital for each of the reporting units.

The material assumptions used for the income approach for 2011 were five years of projected net cash flows, a weighted average cost of capital rate of 14.9% and a long-term growth rate of 1%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

Effective 2010, as required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

For 2009, 2010 and 2011, the Company did not record any impairment charges.

m.	Revenue recognition:

The Company generates its revenues mainly from (1) installation of comprehensive security systems for which revenues are generated from long-term fixed price contracts; (2) sales of security products; and (3) services and maintenance, which are performed either on a fixed-price basis or as time-and-materials based contracts.

Revenues from installation of comprehensive security systems are generated from fixed-price contracts according to which the time between the signing of the contract and the final customer acceptance is usually over one year. Such contracts require significant customization for each customer's specific needs and, as such, revenues from this type of contract are recognized in accordance with ASC 605-35 Revenue Recognition -Construction-Type and Production-Type Projects," using contract accounting on a percentage of completion method. Accounting for long-term contracts using the percentage-of-completion method stipulates that revenue and expense are recognized throughout the life of the contract, even though the project is not completed and the purchaser does not have possession of the project. Percentage of completion is calculated based on the "Input Method."

Project costs include materials purchased to produce the system, related labor and overhead expenses and subcontractor's costs. The percentage to completion is measured by monitoring costs and efforts devoted using records of actual costs incurred to date in the project compared to the total estimated project requirement, which corresponds to the costs related to earned revenues. The amounts of revenues recognized are based on the total fees under the agreements and the percentage to completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and the terms of settlement, including in cases of termination for convenience. In all cases the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Fees are payable upon completion of agreed upon milestones and subject to customer acceptance. Amounts of revenues recognized in advance of contractual billing are recorded as unbilled accounts receivable. The period between most instances of advanced recognition of revenues and the customers' billing generally ranges between one to six months.

The Company sells security products to customers according to customer orders without installation work. The customers do not have a right to return the products. Revenues from security product sales are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Services and maintenance are performed under either fixed-price based or time-and-materials based contracts. Under fixed-price contracts, the Company agrees to perform certain work for a fixed price. Under time-and-materials contracts, the Company is reimbursed for labor hours at negotiated hourly billing rates and for materials. Such service contracts are not in the scope of  ASC 605-35, and accordingly, related revenues are recognized in accordance with SAB No. 104, as those services are performed or over the term of the related agreements provided that, an evidence of an arrangement has been obtained, fees are fixed and determinable and collectability is reasonably assured.

Deferred revenue includes unearned amounts under installation services, service contracts and maintenance agreements.

n.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation-Stock Compensation.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the vesting period, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

During the years ended December 31, 2009, 2010 and 2011, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 542, $ 833 and $ 344, respectively. In 2009, 2010 and 2011, the Company recognized additional stock-based compensation expenses of $ 156, $ 100 and $ 54, respectively, related to a transaction between two of the Company's related parties, see Note 16d.

The Company estimates the fair value of stock options granted under ASC 718 using the Binomial model. The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following assumptions were used in the Binomial option pricing model for 2009 (no options were granted in 2010 and 2011).

2009

Dividend yield	0%
Expected volatility	34%-62%
Risk-free interest	0.27%-3.14%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

o.	Research and development costs:

Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.

p.	Warranty costs:

The Company provides a warranty for up to 26 months at no extra charge. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized in accordance with ASC ASC 450 "Contingencies." Factors that affect the Company's warranty liability include the number of units, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table provides the detail of the change in the Company's product warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2011 and 2010.

	December 31,
	2011	2010

Warranty provision, beginning of year	$962	$805
Charged to costs and expenses relating to new sales	845	628
Costs of warranties granted	(405)	(522)
Foreign currency translation adjustments	(94)	51

Warranty provision, end of year	$1,308	$962

q.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260 "Earnings Per Share."

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable, long-term trade receivables and long-term loans.

Of the Company's cash and cash equivalents and short-term, restricted and long-term bank deposits at December 31, 2011, $ 33,468 is invested in major Israeli and U.S. banks, and approximately $ 6,600 is invested in other banks, mainly with Deutsche Bank, RBC Royal Bank and BBVA Bancomer. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and therefore, bear low risk.

The short-term and long-term trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in Israel, the United States, Canada, Mexico, and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection and in accordance with an aging policy. As of December 31, 2011, the Company's allowance for doubtful accounts amounted to $ 1,112. During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ (153), $ 601 and $ 411 of expenses (income) related to doubtful accounts, respectively. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

A loan granted to a third party is secured by a personal guarantee of the beneficial owner of the third party; however, management anticipates difficulties in the full repayment of the loan, (see Note 11h).

The Company has no significant off-balance sheet concentrations of credit risk, such as foreign exchange contracts or foreign hedging arrangements,

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

Effective January 1, 2007, the Company adopted an amendment to ASC 740 "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In 2009, 2010 and 2011, the Company recorded tax expenses (benefits) of $ (165), $ 88 and $ 113, respectively.

t.	Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes immaterial profits.

On December 31, 2007, the former Chairman of the Company's Board of Directors, (hereinafter - the retired Chairman) retired from his position. Pursuant to his retirement agreement, the retired Chairman is entitled to receive certain perquisites from the Company for the rest of his life. As of December 31, 2011, the actuarial value of these perquisites is estimated at approximately $ 680. This provision was included as part of accrued severance pay.

Severance expenses for the years ended December 31, 2009, 2010 and 2011, amounted to approximately $ 1,402, $ 724 and $ 868, respectively.

The Company has entered into an agreement with some of the employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

u.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

(i)
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, unbilled accounts receivable, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

(ii)
The carrying amount of the Company's long-term trade receivables and long-term bank deposits approximate their fair value. The fair value was estimated using discounted cash flows analysis, based on the Company's investment rates for similar type of investment arrangements.

(iii)
The carrying amounts of the Company's long-term debt are estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. As of December 31, 2011, there was no material difference in the fair value of the Company's long-term borrowing compared to their carrying amount.

v.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011, were $ 145, $ 137 and $ 164, respectively.

w.	Fair value measurements:

ASC 820 "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In 2009 and 2010, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.

x.	Non-controlling interest:

The Company established a Spanish subsidiary in September 2009, which was 76% owned by the Company and 24% owned by a local partner.  As of December 31, 2010, the Company changed the engagement terms with the local partner pursuant to a new employment agreement with the Spanish subsidiary. In return for the new arrangement, the local partner gave up his ownership rights and starting December 31, 2010, the Company owns 100% of the Spanish subsidiary.

y.	Impact of recently issued Accounting Standards still not effective for the Company:

1.
In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company financial position or results of operations.

2.
In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 is not expected to have an impact on the Company financial position or results of operations.

3.
In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company's adoption of ASU 2011-08 is not expected to have an impact on its financial statements.

4.
In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS, the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not set off related arrangements associated with its financial instruments and derivative instruments. Its adoption of ASU 2011-11 is not expected to have an impact on its consolidated results of operations or financial condition.

5.
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company's adoption of ASU 2011-12 is not expected to have a material impact on the Company financial position or results of operations.